Additional cash flow information	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Additional cash flow information
33. Additional cash flow information
In the cash flow statement, proceeds from sale of property, plant and equipment, including assets classified as held for sale, comprise:

All figures in £ millions	2024	2023

Net book amount	4	6

Profit/(loss) on sale of property, plant and equipment	2	(1)

Proceeds from sale of property, plant and equipment	6	5
The movements in the Group’s current a
nd
non-current
borrowings are as follows:

All figures in £ millions	2023	Fair value and other movements	Foreign exchange movements	Financing cash flows	Transfer from non- current to current	New leases/ disposal of leases	2024

Financial liabilities

Non-current borrowings	1,100	(8)	3	344	(344)	46	1,141

Current borrowings	53	8	11	(78)	344	–	338

Total	1,153	–	14	266	–	46	1,479

All figures in £ millions	2022	Fair value and other movements	Foreign exchange movements	Financing cash flows	Transfer from non- current to current	New leases/ disposal of leases	2023

Financial liabilities

Non-current borrowings	1,155	(2)	(15)	–	(80)	42	1,100

Current borrowings	66	10	(18)	(84)	80	(1)	53

Total	1,221	8	(33)	(84)	–	41	1,153
Non-current
borrowings include bonds, derivative financial instruments and leases. Current borrowings include loans repayable within one year, derivative financial instruments and leases, but exclude overdrafts classified within cash and cash equivalents.